QRAFT AI-Enhanced U.S. Next Value ETF SCHEDULE OF INVESTMENTS	January 31, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS – 99.5%
COMMUNICATION SERVICES – 0.4%
Nexstar Media Group, Inc.	35	$6,220

CONSUMER DISCRETIONARY – 24.6%
Abercrombie & Fitch Co., Class A*	55	5,604
Asbury Automotive Group, Inc.*	35	7,317
AutoNation, Inc.*	66	9,218
Best Buy Co., Inc.	212	15,368
Booking Holdings, Inc.*	34	119,254
Buckle, Inc. (The)	76	2,826
Cavco Industries, Inc.*	30	9,958
Century Communities, Inc.	83	7,196
Dick's Sporting Goods, Inc.	68	10,137
Dillard's, Inc., Class A	17	6,584
Foot Locker, Inc.	95	2,675
Grand Canyon Education, Inc.*	38	4,962
Green Brick Partners, Inc.*	139	7,252
Group 1 Automotive, Inc.	31	8,062
H&R Block, Inc.	139	6,511
LCI Industries	37	4,117
Lennar Corp., Class A	289	43,307
M/I Homes, Inc.*	77	9,811
MDC Holdings, Inc.	145	9,074
Meritage Homes Corp.	64	10,599
Murphy USA, Inc.	52	18,331
Patrick Industries, Inc.	78	7,830
Penske Automotive Group, Inc.	80	11,870
Signet Jewelers Ltd.	50	4,974
Steven Madden Ltd.	83	3,476
Taylor Morrison Home Corp.*	114	5,944
Thor Industries, Inc.	53	5,990
Toll Brothers, Inc.	131	13,015
Tri Pointe Homes, Inc.*	371	12,811
Upbound Group Inc.	72	2,390
Williams-Sonoma, Inc.	76	14,698
Winnebago Industries, Inc.	42	2,760
		403,921
CONSUMER STAPLES – 7.8%
Andersons, Inc. (The)	92	4,849
Coca-Cola Consolidated, Inc.	25	21,535
Kroger Co. (The)	702	32,390
Sprouts Farmers Market, Inc.*	101	5,087
Target Corp.	455	63,282
Weis Markets, Inc.	27	1,640
		128,783
ENERGY – 24.1%
Alliance Resource Partners LP	195	4,097
Canadian Natural Resources Ltd.	1,051	67,253
Cenovus Energy, Inc.	1,842	29,804
Civitas Resources, Inc.	96	6,222
CONSOL Energy, Inc.	30	2,838
	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
Coterra Energy, Inc.	727	$18,088
Dorian LPG Ltd.	48	1,797
EOG Resources, Inc.	565	64,291
HF Sinclair Corp.	250	14,122
Marathon Petroleum Corp.	381	63,094
PBF Energy, Inc., Class A	167	8,435
Phillips 66	422	60,899
Range Resources Corp.	262	7,608
Valero Energy Corp.	336	46,670
Vermilion Energy, Inc.	160	1,722
		396,940
FINANCIALS – 2.6%
Affiliated Managers Group, Inc.	45	6,698
Donnelley Financial Solutions, Inc.*	75	4,659
Jefferies Financial Group, Inc.	204	8,315
Synchrony Financial	458	17,802
Valley National Bancorp	497	4,781
		42,255
HEALTH CARE – 8.5%
AMN Healthcare Services, Inc.*	89	6,587
Centene Corp.*	541	40,743
CVS Health Corp.	1,241	92,293
		139,623
INDUSTRIALS – 13.7%
ASGN, Inc.*	90	8,354
Atkore, Inc.*	81	12,355
Beacon Roofing Supply, Inc.*	82	6,797
Boise Cascade Co.	119	16,120
Builders FirstSource, Inc.*	233	40,479
CACI International, Inc., Class A*	30	10,312
CH Robinson Worldwide, Inc.	183	15,388
Encore Wire Corp.	72	16,236
Hub Group, Inc., Class A*	190	8,603
ICF International, Inc.	28	3,893
Korn Ferry	110	6,454
Landstar System, Inc.	69	13,229
Matson, Inc.	106	11,875
Mueller Industries, Inc.	295	14,160
Robert Half, Inc.	149	11,851
Simpson Manufacturing Co., Inc.	49	8,869
Star Bulk Carriers Corp.	129	2,804
Sterling Infrastructure, Inc.*	80	6,008
UFP Industries, Inc.	110	12,480
		226,267
INFORMATION TECHNOLOGY – 3.0%
Celestica, Inc.*	186	6,391
Cognizant Technology Solutions Corp., Class A	549	42,339
		48,730

QRAFT AI-Enhanced U.S. Next Value ETF SCHEDULE OF INVESTMENTS (Concluded)	January 31, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
MATERIALS – 14.7%
Alpha Metallurgical Resources, Inc.	15	$5,988
Cleveland-Cliffs, Inc.*	561	11,248
Greif, Inc., Class A	101	6,324
ICL Group Ltd.	1,361	6,192
Louisiana-Pacific Corp.	134	8,918
Methanex Corp.	84	3,723
Mosaic Co. (The)	387	11,885
Nucor Corp.	288	53,836
Nutrien Ltd.	497	24,785
Olin Corp.	138	7,186
Reliance Steel & Aluminum Co.	85	24,261
Steel Dynamics, Inc.	269	32,466
United States Steel Corp.	244	11,473
Warrior Met Coal, Inc.	55	3,529
Westlake Corp.	141	19,507
Westrock Co.	253	10,186
		241,507
REAL ESTATE – 0.1%
eXp World Holdings, Inc.	161	1,993

TOTAL COMMON STOCKS
(Cost $1,572,645)		1,636,239

SHORT-TERM INVESTMENTS – 0.5%

Invesco Government & Agency Portfolio - Institutional Class, 5.25%(a)	7,825	7,825
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,825)		7,825
TOTAL INVESTMENTS – 100.0%
(Cost $1,580,470)		1,644,064
Other Assets in Excess of Liabilities – 0.0%		833
TOTAL NET ASSETS – 100.0%		$1,644,897

*	Non-income producing security.
(a)	The rate is the annualized seven-day yield at period end.